Calamos Timpani SMID Growth Fund
Calamos Timpani SMID Growth Fund
Investment Objective
Calamos Timpani SMID Growth Fund’s investment objective is capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 10 of the Fund’s prospectus, in the Appendix to this prospectus and “Share Classes and Pricing of Shares” on page 46 of the Fund’s statement of additional information. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a plan record-keeper or financial intermediary, for transactions in Class R6 shares, which are not reflected in the table or the example below.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Calamos Timpani SMID Growth Fund	CLASS A	CLASS I	CLASS R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Calamos Timpani SMID Growth Fund		CLASS A	CLASS I	CLASS R6
Management Fees		0.95%	0.95%	0.95%
Distribution and/or Service Fees (12b-1)		0.25%	none	none
Other Expenses	[1]	1.34%	1.34%	1.33%
Total Annual Fund Operating Expenses		2.54%	2.29%	2.28%
Expense Reimbursement	[2]	(1.19%)	(1.19%)	(1.19%)
Total Annual Fund Operating Expenses After Reimbursement		1.35%	1.10%	1.09%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2022 to the extent necessary so that Total Annual Fund Operating Expenses of Class A shares and Class I shares are limited to 1.35% and 1.10% of average net assets, respectively. The Fund’s investment advisor has contractually agreed to limit the Fund’s annual ordinary operating expenses for Class R6 shares (as a percentage of average net assets) to 1.10% less the Fund’s annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Fund’s other share classes divided by the aggregate average annual net assets of the Fund’s other share classes). For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any. CALAMOS ADVISORS may recapture previously waived expense amounts within the same fiscal year for any day where the respective share class’s expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through March 1, 2022 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
You would pay the following expenses whether or not you redeemed your shares at the end of the period:
Expense Example - Calamos Timpani SMID Growth Fund - USD ($)	One Year	Three Years
Class A	606	933
Class I	112	403
Class R6	111	400

Expense Example, No Redemption - Calamos Timpani SMID Growth Fund - USD ($)	One Year	Three Years
Class A	606	933
Class I	112	403
Class R6	111	400

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate is not available as the Fund had not commenced investment operations as of the date of this prospectus.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities of small and mid-capitalization (“SMID”) companies of issuers primarily located in the United States. Equity securities in which the Fund invests as a part of its principal investment strategy consist of common stocks and American Depositary Receipts (“ADRs”). The Fund may invest up to 25% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country, that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by ADRs or similar depositary arrangements. The Fund’s foreign investments can be denominated in U.S. dollars or in foreign currencies. CALAMOS ADVISORS uses fundamental research to evaluate investment opportunities, focusing on companies that it believes have superior management and whose business models have a high potential for earnings upside. CALAMOS ADVISORS may actively trade portfolio securities. From time to time, the Fund may have significant investments in certain sectors due to CALAMOS ADVISORS’ investment process yielding opportunities for sound growth potential within those sectors. The Fund’s sector concentrations may vary.
Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:
  American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as ADRs. U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.
  Cash Holdings Risk — The Fund may invest in cash and cash equivalents for indefinite periods of time when the Fund’s investment adviser determines the prevailing market environment warrants doing so. When the Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund’s performance and ability to achieve its investment objective.
  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.
  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.
  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.
  Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.
  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund’s performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Fund may underperform the broader market or experience greater volatility.
  Small and Mid-Sized Company Stock Risk — Small to mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small to mid-sized company stocks tend to be more volatile and less liquid than large company stocks. Small and mid-sized companies may have no or relatively short operating histories, or be newly formed public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Fund Performance
There is no performance information quoted for the Fund as the Fund had not commenced investment operations as of the date of this prospectus.